CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ₪ in Thousands, $ in Thousands	Share capital [Member] ILS (₪)	Additional paid in capital [Member] ILS (₪)	Re-Measurement of the net liability in respect of defined benefit [Member] ILS (₪)	Capital fund [Member] ILS (₪)	Retained earnings [Member] ILS (₪)	Treasury Shares ILS (₪)	ILS (₪)	USD ($)
Balance at Dec. 31, 2022	₪ 1,490	₪ 171,550	₪ (195)	₪ 247	₪ 386,980	₪ (628)	₪ 559,444
Consolidated Statements [Line Items]
Profit for the year	0	0	0	0	31,656	0	31,656
Measurement of the net liability in respect of defined benefit	0	0	41	0	0	0	41
Total comprehensive Income for the year	0	0	41	0	31,656	0	31,697
Share based payment	0	1,039	0	0	0	0	1,039
Dividend distribution	0	0	0	0	(39,945)	0	(39,945)
Balance at Dec. 31, 2023	1,490	172,589	(154)	247	378,691	(628)	552,235
Consolidated Statements [Line Items]
Profit for the year	0	0	0	0	70,315	0	70,315
Measurement of the net liability in respect of defined benefit	0	0	(102)	0	0	0	(102)
Total comprehensive Income for the year	0	0	(102)	0	70,315	0	70,213
Share based payment	0	473	0	0	0	0	473
Conversion of share based payment options	1	0	0	0	0	0	1
Dividend distribution	0	0	0	0	(9,982)	0	(9,982)
Balance at Dec. 31, 2024	1,491	173,062	(256)	247	439,024	(628)	612,940
Consolidated Statements [Line Items]
Profit for the year	0	0	0	0	90,431	0	90,431	$ 28,349
Measurement of the net liability in respect of defined benefit	0	0	0	0	0	0	0
Total comprehensive Income for the year	0	0	0	0	90,431	0	90,431	$ 28,349	[1]
Share based payment	0	1,639	0	0	0	0	1,639
Conversion of share based payment options	1	(1)	0	0	0	0	0
Dividend distribution	0	0	0	0	(49,919)	0	(49,919)
Balance at Dec. 31, 2025	₪ 1,492	₪ 174,700	₪ (256)	₪ 247	₪ 479,536	₪ (628)	₪ 655,091

[1]	Convenience Translation into US Dollars.